Ordinary Share - Additional Information (Details)								1 Months Ended			3 Months Ended	12 Months Ended
	Apr. 05, 2019 CNY (¥)	Apr. 05, 2019 USD ($)	Sep. 18, 2018 CNY (¥) shares	Sep. 18, 2018 USD ($) $ / shares shares	Jan. 03, 2018 CNY (¥)	Jan. 03, 2018 USD ($) $ / shares	Sep. 01, 2017 USD ($) shares	Sep. 30, 2018 CNY (¥)	Sep. 30, 2018 USD ($)	Jan. 31, 2018 $ / shares shares	Mar. 31, 2018 CNY (¥)	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 $ / shares shares	Mar. 31, 2018 $ / shares	Feb. 28, 2018 shares	Dec. 31, 2017 shares	Nov. 30, 2017 $ / shares	Nov. 14, 2017 shares	Sep. 29, 2017 shares	Jul. 17, 2017 USD ($) $ / shares shares
Class Of Stock [Line Items]
Ordinary shares, authorized amount | $							$ 50,000														$ 50,000
Ordinary shares, shares authorized																	493,681,319				50,000
Ordinary shares, par value | $ / shares																					$ 1.00
Ordinary shares, shares, issued							50,000						34,248,442				50,000,000
Ordinary shares, subdivided into multiple shares							500,000,000
Ordinary shares, shares, outstanding																	40,000,000
Fair value per share | $ / shares															$ 23.62			$ 7.28
Share-based compensation expense | ¥											¥ 1,400,000
Proceeds from follow-on offering, net of issuance costs	¥ 212,100,000	$ 31,900,000										¥ 212,143,573	$ 30,472,518
Common stock shares vested													15,937,500
Initial Public Offering
Class Of Stock [Line Items]
Proceeds from follow-on offering, net of issuance costs			¥ 590,900,000	$ 85,900,000
Founders | 2017 Plan
Class Of Stock [Line Items]
Ordinary shares, shares, issued																10,000,000
Exercised and issued from treasury shares												2,031,500	2,031,500
Restricted shares
Class Of Stock [Line Items]
Shares option granted										15,937,500
Share price | $ / shares										$ 0.0001
Restricted shares | Minimum
Class Of Stock [Line Items]
Shares vesting period										24 months
Restricted shares | Maximum
Class Of Stock [Line Items]
Shares vesting period										34 months
Restricted shares | Founders
Class Of Stock [Line Items]
Shares option granted										15,937,500
Share price | $ / shares						$ 0.0001
Share-based compensation expense					¥ 215,000,000	$ 33,100,000		¥ 649,700,000	$ 95,000,000
Restricted shares | Founders | Minimum
Class Of Stock [Line Items]
Shares vesting period					24 months	24 months
Restricted shares | Founders | Maximum
Class Of Stock [Line Items]
Shares vesting period					34 months	34 months
Restricted shares | Founders | Share Restriction Deeds
Class Of Stock [Line Items]
Shares option granted										15,937,500
Share price | $ / shares										$ 0.0001
Restricted shares | Founders | Share Restriction Deeds | Minimum
Class Of Stock [Line Items]
Shares vesting period										24 months
Restricted shares | Founders | Share Restriction Deeds | Maximum
Class Of Stock [Line Items]
Shares vesting period										34 months
Restricted shares | Founders | Share Restriction Deeds | Initial Public Offering
Class Of Stock [Line Items]
Vesting of ordinary shares owned by founders			15,937,500	15,937,500										15,937,500
Series A Convertible Redeemable Preferred Shares
Class Of Stock [Line Items]
Convertible redeemable preferred shares authorized																	4,945,055
Convertible redeemable preferred shares issued																	4,945,055			4,945,055
Convertible redeemable preferred shares outstanding																	4,945,055
Series A1 Convertible Redeemable Preferred Shares
Class Of Stock [Line Items]
Convertible redeemable preferred shares authorized																	1,373,626
Convertible redeemable preferred shares issued																	1,373,626		1,373,626
Convertible redeemable preferred shares outstanding																	1,373,626
American Depositary Shares | Initial Public Offering
Class Of Stock [Line Items]
Ordinary shares, shares, issued				3,450,000
Share price | $ / shares				$ 7.00
Issuance of ordinary shares to the Paper (Note 3), shares			13,800,000	13,800,000
Proceeds from public offering | $				$ 96,600,000
Shares issued price per share | $ / shares				$ 7.00
Proceeds from follow-on offering, net of issuance costs			¥ 590,900,000	$ 85,900,000
American Depositary Shares | Over-Allotment Option
Class Of Stock [Line Items]
Issuance of ordinary shares to the Paper (Note 3), shares			1,800,000	1,800,000
Class A Ordinary Shares
Class Of Stock [Line Items]
Ordinary shares, shares authorized													50,000,000	50,000,000
Ordinary shares, par value | $ / shares													$ 0.0001	$ 0.0001
Ordinary shares, shares, issued													40,812,245	37,022,806
Ordinary shares, shares, outstanding													32,176,825	27,522,806
Converted and designated as ordinary shares												1	1
Number of each holder entitled of votes												one	one
Class B Ordinary Shares
Class Of Stock [Line Items]
Ordinary shares, shares authorized													34,248,442	34,248,442
Ordinary shares, par value | $ / shares													$ 0.0001	$ 0.0001
Ordinary shares, shares, issued													32,937,193	34,248,442
Ordinary shares, shares, outstanding													32,937,193	34,248,442
Converted and designated as ordinary shares												1	1
Number of each holder entitled of votes												ten	ten